Related Party Transactions_Significant Loan Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 43	₩ 22
Increase		36	43
Decrease		(43)	(22)
Ending		36	43	₩ 22
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		185,564	191,088
Increase		901	4,982
Decrease		(14,707)	(10,506)
Ending		171,758	185,564	191,088
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,000	10,000
Increase		0	0
Decrease		0	0
Ending		10,000	10,000	10,000
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	1
Increase		1	1
Decrease		(1)	(1)
Ending		1	1	1
SY Auto Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		41,990	48,356
Increase		11,310	28,088
Decrease		(13,240)	(34,454)
Ending		40,060	41,990	48,356
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,582	730
Increase		1,314	1,872
Decrease		(24)	(20)
Ending		3,872	2,582	730
Built On Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	401
Increase	[1]		0
Decrease	[1]		(401)
Ending	[1]		₩ 0	₩ 401
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
Acts Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	₩ 0
Increase		74	68
Decrease		(74)	(68)
Ending		0	0	₩ 0
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,157	1,032
Increase		69	125
Decrease		0	0
Ending		1,226	1,157	1,032
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		11	5
Increase		4	11
Decrease		(11)	(5)
Ending		4	11	5
JLK Inspection Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	7,300
Increase	[1]		(7,300)
Decrease	[1]		0
Ending	[1]		₩ 0	₩ 7,300
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
TESTIAN Inc. [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	₩ 615
Increase	[1]		24
Decrease	[1]		(639)
Ending	[1]		₩ 0	₩ 615
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,419	₩ 3,051
Increase		831	368
Decrease		0	0
Ending		4,250	3,419	₩ 3,051
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		8	4
Increase		1	4
Decrease		0	0
Ending		9	8	4
Hasys.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,000	5,864
Increase		0	136
Decrease		0	0
Ending		6,000	6,000	5,864
Rainist Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,504	2,504
Increase		1,637	5,000
Decrease		0	0
Ending		9,141	7,504	2,504
Spark Biopharma Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	6,500
Increase	[1]		(6,500)
Decrease	[1]		0
Ending	[1]		₩ 0	₩ 6,500
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000	₩ 1,000
Increase		0	0
Decrease		0	0
Ending		1,000	1,000	₩ 1,000
KB No.9 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	2,481
Increase	[1]		0
Decrease	[1]		(2,481)
Ending	[1]		₩ 0	₩ 2,481
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
KB No.10 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	₩ 2,025
Increase	[1]		0
Decrease	[1]		(2,025)
Ending	[1]		₩ 0	₩ 2,025
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
KB No.11 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	₩ 737
Increase	[1]		0
Decrease	[1]		(737)
Ending	[1]		₩ 0	₩ 737
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000	₩ 0
Increase		0	2,000
Decrease		0	0
Ending		2,000	2,000	₩ 0
APRO Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	2,019	0
Increase	[1]	2,000	2,019
Decrease	[1]	(4,019)	0
Ending	[1]	₩ 0	₩ 2,019	₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 3,999	₩ 0
Increase		0	3,999
Decrease		0	0
Ending		3,999	3,999	₩ 0
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,004	0
Increase		24	2,004
Decrease		(4)	0
Ending		2,024	2,004	0
KB No.17 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,683	0
Increase		4	2,683
Decrease		0	0
Ending		2,687	2,683	0
KB No.18 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,786	0
Increase		87	3,786
Decrease		0	0
Ending		3,873	3,786	0
KB No.19 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,043	0
Increase		12	2,043
Decrease		0	0
Ending		2,055	2,043	0
KB No.20 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,499	0
Increase		1,568	1,499
Decrease		0	0
Ending		3,067	1,499	0
COSES GT
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,930	0
Increase		2,500	2,930
Decrease		0	0
Ending		5,430	2,930	0
CWhy Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000	0
Increase		0	2,000
Decrease		(2,000)	0
Ending		0	2,000	0
Bomapp Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,999	0
Increase		0	1,999
Decrease		0	0
Ending		1,999	1,999	0
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,000	0
Increase		0	5,000
Decrease		0	0
Ending		5,000	5,000	0
Fabric Time Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,845	0
Increase		1,559	1,845
Decrease		0	0
Ending		3,404	1,845	0
BNF Corporation Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	3,659	0
Increase	[1]	1,000	3,659
Decrease	[1]	(4,659)	0
Ending	[1]	₩ 0	₩ 3,659	₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
CARLIFE Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 0
Increase		22
Decrease		(22)
Ending		0	₩ 0
UPRISE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		250	250
Increase		500	0
Decrease		0	0
Ending		750	250	₩ 250
Channel Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000	0
Increase		2,551	2,000
Decrease		0	0
Ending		4,551	2,000	0
Bioprotect Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		3,264
Decrease		0
Ending		3,264	0
GOMI CORPORATION
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		509
Decrease		0
Ending		509	0
Copin Communications, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		1,500
Decrease		0
Ending		1,500	0
Go2joy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		1,200
Decrease		0
Ending		1,200	0
ClavisTherapeutics, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		2,000
Decrease		0
Ending		2,000	0
S&E BIO
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		2,000
Decrease		0
Ending		2,000	0
Bluepointpartners Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		1,432
Decrease		0
Ending		1,432	0
4N Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		200
Decrease		0
Ending		200	0
Xenohelix Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		2,100
Decrease		0
Ending		2,100	0
Contents First
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		6,146
Decrease		0
Ending		6,146	0
KB-MDI Centauri Fund LP
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		4,280
Decrease		0
Ending		4,280	0
OKXE Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		800
Decrease		0
Ending		800	0
GENINUS Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Increase		5,599
Decrease		0
Ending		5,599	0
Key management
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,538	2,404
Increase		5,141	2,006
Decrease		(3,526)	(872)
Ending		₩ 5,153	₩ 3,538	₩ 2,404

[1]	Excluded from the Group's related party as of December 31, 2020.